Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.3%

Financials - 36.8%
ACRES Commercial Realty Corp., 8.63%	33,493	$840,674
AG Mortgage Investment Trust, Inc., Series B, 8.00%	31,926	775,802
AG Mortgage Investment Trust, Inc., Series C, 8.00%	37,747	921,884
AGNC Investment Corp., Series D, 6.88%	54,615	1,356,637
AGNC Investment Corp., Series E, 6.50%	59,534	1,496,089
AGNC Investment Corp., Series F, 6.13%	55,196	1,353,958
Annaly Capital Management, Inc., Series F, 6.95%	107,503	2,676,825
Annaly Capital Management, Inc., Series G, 6.50%	67,231	1,663,295
Annaly Capital Management, Inc., Series I, 6.75%	84,312	2,148,270
ARMOUR Residential REIT, Inc., Series C, 7.00%	24,950	629,239
Chimera Investment Corp., Series B, 8.00%	63,120	1,599,461
Chimera Investment Corp., Series C, 7.75%	43,252	1,077,407
Chimera Investment Corp., Series D, 8.00%	45,255	1,131,375
Dynex Capital, Inc., Series C, 6.90%	16,642	419,378
Invesco Mortgage Capital, Inc., Series B, 7.75%	34,654	842,785
Invesco Mortgage Capital, Inc., Series C, 7.50%	55,509	1,337,212
MFA Financial, Inc., Series C, 6.50%	44,626	1,027,290
New Residential Investment Corp., Series A, 7.50%	26,169	654,748
New Residential Investment Corp., Series B, 7.13%	45,342	1,110,426
New Residential Investment Corp., Series C, 6.38%	59,045	1,331,465
New York Mortgage Trust, Inc., Series D, 8.00%	31,847	796,812
New York Mortgage Trust, Inc., Series E, 7.88%	43,401	1,088,063
PennyMac Mortgage Investment Trust, Series A, 8.13%	23,800	618,800
PennyMac Mortgage Investment Trust, Series B, 8.00%	36,978	966,605
Two Harbors Investment Corp., Series A, 8.13%	39,951	1,041,522
Two Harbors Investment Corp., Series B, 7.63%	54,632	1,350,503
Two Harbors Investment Corp., Series C, 7.25%	52,400	1,282,228
Total Financials		31,538,753

Real Estate - 62.5%
American Finance Trust, Inc., Series A, 7.50%	143,955	3,893,983
American Finance Trust, Inc., Series C, 7.38%	82,074	2,191,376
Armada Hoffler Properties, Inc., Series A, 6.75%	102,765	2,705,802
Cedar Realty Trust, Inc., Series C, 6.50%	96,051	2,425,288
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	95,710	2,050,137
DiamondRock Hospitality Co., 8.25%	81,109	2,225,631
DigitalBridge Group, Inc., Series I, 7.15%	174,252	4,448,654
DigitalBridge Group, Inc., Series J, 7.13%	109,625	2,811,881
Diversified Healthcare Trust, 5.63%	211,135	4,410,610
Diversified Healthcare Trust, 6.25%	156,950	3,506,263
Healthcare Trust, Inc., Series A, 7.38%	72,887	1,824,362
Hersha Hospitality Trust, Series D, 6.50%	126,399	2,893,273
Hersha Hospitality Trust, Series E, 6.50%	56,898	1,284,757
Office Properties Income Trust, 6.38%	101,779	2,654,396
Public Storage, Series N, 3.88%	178,173	4,192,411
Public Storage, Series O, 3.90%	103,578	2,413,367
UMH Properties, Inc., Series D, 6.38%	107,941	2,793,513
Vornado Realty Trust, Series N, 5.25%	192,303	4,940,264
Total Real Estate		53,665,968

TOTAL INVESTMENTS - 99.3%
(Cost $86,328,173)		85,204,721
Other Assets in Excess of Liabilities - 0.7%		581,040
Net Assets - 100.0%		$85,785,761

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$85,204,721	$—	$—	$85,204,721
Total	$85,204,721	$—	$—	$85,204,721